FAIR VALUE MEASUREMENT - Derivative contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Unrealized fair value of derivative assets, current	$ 7.2	$ 3.8
Unrealized fair value of derivative assets, non-current	4.5	0.8
Unrealized fair value of derivative assets	11.7	4.6
Unrealized fair value of derivative liabilities, current	(4.3)	(22.2)
Unrealized fair value of derivative liabilities, non-current	(0.8)	(9.6)
Unrealized fair value of derivative liabilities	(5.1)	(31.8)
Net asset (liability)	6.6	(27.2)
Total return swap contract
Financial Instruments
Net asset (liability)	(1.3)	3.2
Unrealized gain (loss) recorded in AOCI	0.0	0.0
Derivative Contracts
Financial Instruments
Net asset (liability)	6.6	(27.2)
Unrealized gain (loss) recorded in AOCI	5.8	(23.3)
Foreign currency forward and collar contracts
Financial Instruments
Net asset (liability)	3.9	(21.8)
Unrealized gain (loss) recorded in AOCI	2.6	(15.8)
Reclassification of amounts to net earnings within the next 12 months as a result of settling the contracts	0.7
Energy Swap
Financial Instruments
Net asset (liability)	4.0	(8.6)
Unrealized gain (loss) recorded in AOCI	3.2	$ (7.5)
Reclassification of amounts to net earnings within the next 12 months as a result of settling the contracts	$ 2.5